Statements of Net Earnings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,902,328	$ 1,937,854
Expenses	1,248,686	1,204,548
Net earnings	111,330	289,244
Parent And Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	1,703,796	1,784,797
Expenses	1,236,952	1,206,180
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	466,844	578,617
Net earnings	$ 107,997	$ 276,931